Variable Interest Entities (Summary of the Carrying Value of the Variable Interests) (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2021	Apr. 01, 2020	Mar. 31, 2020
Variable Interest Entity [Line Items]
Carrying Amount, Assets		¥ 26,354,840	¥ 23,032,784	¥ 23,039,343
Maximum exposure to loss		1,122,942		924,450
Equity securities
Variable Interest Entity [Line Items]
Maximum exposure to loss	[1]	688,428		587,602
Securitized Products
Variable Interest Entity [Line Items]
Maximum exposure to loss		270,818		210,641
Foreign Corporate Bonds
Variable Interest Entity [Line Items]
Maximum exposure to loss	[2]	80,037		82,488
Other investments
Variable Interest Entity [Line Items]
Maximum exposure to loss		83,659		43,719
Marketable securities | Variable Interest Entity, Not Primary Beneficiary [Member]
Variable Interest Entity [Line Items]
Carrying Amount, Assets		730,313		621,225
Marketable securities | Equity securities | Variable Interest Entity, Not Primary Beneficiary [Member]
Variable Interest Entity [Line Items]
Carrying Amount, Assets	[1]	681,201		579,773
Marketable securities | Foreign Corporate Bonds | Variable Interest Entity, Not Primary Beneficiary [Member]
Variable Interest Entity [Line Items]
Carrying Amount, Assets	[2]	49,011		41,452
Marketable securities | Other investments | Variable Interest Entity, Not Primary Beneficiary [Member]
Variable Interest Entity [Line Items]
Carrying Amount, Assets		101
Securities investments and other | Variable Interest Entity, Not Primary Beneficiary [Member]
Variable Interest Entity [Line Items]
Carrying Amount, Assets		351,067		274,159
Securities investments and other | Equity securities | Variable Interest Entity, Not Primary Beneficiary [Member]
Variable Interest Entity [Line Items]
Carrying Amount, Assets	[1]	6,698		6,229
Securities investments and other | Securitized Products | Variable Interest Entity, Not Primary Beneficiary [Member]
Variable Interest Entity [Line Items]
Carrying Amount, Assets		270,818		210,641
Securities investments and other | Foreign Corporate Bonds | Variable Interest Entity, Not Primary Beneficiary [Member]
Variable Interest Entity [Line Items]
Carrying Amount, Assets	[2]	31,026		41,036
Securities investments and other | Other investments | Variable Interest Entity, Not Primary Beneficiary [Member]
Variable Interest Entity [Line Items]
Carrying Amount, Assets		42,525		16,253
Prepaid expenses and other current assets | Variable Interest Entity, Not Primary Beneficiary [Member]
Variable Interest Entity [Line Items]
Carrying Amount, Assets		21,000		21,000
Prepaid expenses and other current assets | Other investments | Variable Interest Entity, Not Primary Beneficiary [Member]
Variable Interest Entity [Line Items]
Carrying Amount, Assets		¥ 21,000		¥ 21,000

[1]	Equity securities include Investment funds.
[2]	Foreign corporate bonds include repackaged bonds.